FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INCOME AND EXPENSES
Schedule of financial income and costs

a)    Financial income

	01.01.2024	01.01.2023	01.01.2022
Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Interest income	18,377,685	25,791,172	32,388,801
Ipiranga purchase warranty restatement	39,511	47,032	39,509
From PIS credit and COFINS (1)	8,986,697	—	2,054,586
Other financial income	1,556,025	5,557,963	5,239,514
Total	28,959,918	31,396,167	39,722,410
(1)	See Note 6 (2) for more information on recovery.

b)    Financial expenses

	01.01.2024	01.01.2023	01.01.2022
Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Bond interest	(51,829,876)	(53,148,503)	(51,863,601)
Bank loan interest	(7,398,612)	(4,510,379)	(1,782,972)
Lease interest	(3,277,261)	(2,616,945)	(2,092,868)
Other financial costs	(7,908,134)	(5,012,525)	(3,808,512)
Total	(70,413,883)	(65,288,352)	(59,547,953)